Major Commitments and Contingencies (Contingencies) (Details) - Personal Injury and Other Claims Provision [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Canada [Member]
Loss Contingency [Abstract]
Increase (decrease) to personal injury and other claims provision pursuant to the results of external actuarial studies	$ (7)	$ 4	$ 2
Loss Contingency Accrual [Roll Forward]
Beginning of year	207	183	183
Accruals and other	29	52	38
Payments	(29)	(28)	(38)
End of year	207	207	183
Current portion - End of year	55	60	40
U.S. [Member]
Loss Contingency [Abstract]
Increase (decrease) to personal injury and other claims provision pursuant to the results of external actuarial studies	2	13	15
Loss Contingency Accrual [Roll Forward]
Beginning of year	139	116	118
Accruals and other	44	41	46
Payments	(31)	(28)	(41)
Foreign exchange	(7)	10	(7)
End of year	145	139	116
Current portion - End of year	$ 36	$ 37	$ 25